CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 98.5%
Bond Bank - 7.1%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	1,000,000	1,247,230
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140,000	1,362,916
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500,000	1,771,365
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000,000	2,425,400
Iowa Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500,000	1,824,870
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
5.00%, 10/1/30	1,000,000	1,135,130
5.00%, 10/1/31	1,000,000	1,133,290
		10,900,201

Education - 7.7%
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920,000	1,119,189
Green Bonds, 5.00%, 10/1/36	765,000	917,625
Green Bonds, 5.00%, 10/1/38	730,000	865,729
Grand Valley State University, MI, 5.00%, 12/1/33	1,000,000	1,151,610
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130,000	1,259,701
Ohio State University, 5.00%, 12/1/29	1,915,000	2,447,638
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550,000	1,646,736
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000,000	2,307,400
		11,715,628

Electric Utilities - 2.2%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	1,000,000	1,227,240
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120,000	1,270,237
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655,000	786,419
		3,283,896

Escrowed/Prerefunded - 6.6%
Highlands County Health Facilities Authority, FL, (Adventist Health System), Prerefunded to 11/15/19, 5.625%, 11/15/37	5,000	5,126
Honolulu City and County, HI, Prerefunded to 12/1/20, 5.00%, 12/1/34	1,000,000	1,057,110
Kansas Development Finance Authority, (Adventist Health System):
Prerefunded to 11/15/19, 5.50%, 11/15/29	20,000	20,466
Prerefunded to 11/15/19, 5.75%, 11/15/38	25,000	25,621
Prerefunded to 11/15/19, 5.75%, 11/15/38	975,000	1,000,438
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Prerefunded to 8/1/19, 5.125%, 8/1/35	4,010,000	4,057,639
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	3,700,000	3,720,461
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85,000	110,134
		9,996,995

General Obligations - 23.5%
Bexar County, TX:
4.00%, 6/15/32	2,000,000	2,165,080
Prerefunded to 6/15/19, 5.00%, 6/15/35	3,000,000	3,021,270
California:
4.00%, 9/1/32	1,000,000	1,103,640
Green Bonds, 3.75%, 10/1/37	1,000,000	1,038,190
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000,000	1,122,890
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000,000	2,355,320
Hawaii, 4.00%, 10/1/34	2,000,000	2,175,620
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460,000	2,655,078
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000,000	2,214,000
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000,000	2,355,480
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670,000	1,917,728
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000,000	1,237,630
New York, NY, 5.00%, 8/1/26	2,000,000	2,298,020
North East Independent School District, TX, (PSF guaranteed), 5.25%, 2/1/26	1,000,000	1,220,170
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000,000	2,470,720
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 5.00%, 8/1/33	1,000,000	1,222,700
San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/28	2,000,000	2,313,220
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545,000	1,701,647
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000,000	1,175,640
		35,764,043

Hospital - 5.8%
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.625%, 11/15/37	1,075,000	1,099,521
Kansas Development Finance Authority, (Adventist Health System), 5.50%, 11/15/29	980,000	1,001,903
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500,000	584,185
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000,000	2,048,620
Montgomery County, OH, (Catholic Health Initiatives), 5.00%, 5/1/39	1,625,000	1,629,322
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000,000	2,443,700
		8,807,251

Housing - 5.9%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240,000	1,450,304
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575,000	1,626,865
4.35%, 7/1/50	1,000,000	1,048,040
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750,000	764,438
New York City Housing Development Corp., NY, 3.80%, 11/1/30	1,000,000	1,047,420
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500,000	508,545
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000,000	1,034,340
Utah Housing Corp., 4.00%, 1/1/36	1,495,000	1,514,031
		8,993,983

Industrial Development Revenue - 6.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850,000	873,180
Cobb County Development Authority, GA, (Waste Management, Inc.), 1.875% to 10/1/19 (Put Date), 4/1/33	1,000,000	1,000,380
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29 (1)	1,180,000	1,186,938

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44 (1)	1,000,000	931,690
New York Transportation Development Corp., (American Airlines, Inc.), (AMT), 5.00%, 8/1/20	3,000,000	3,099,690
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000,000	1,018,960
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500,000	504,615
Washington Economic Development Finance Authority, (Waste Management, Inc.), 2.125%, 6/1/20 (1)	1,000,000	999,340
		9,614,793

Insured - General Obligations - 0.6%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000,000	881,320

Insured - Housing - 0.4%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	500,000	569,130

Insured - Transportation - 0.7%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	1,000,000	1,133,960

Lease Revenue / Certificates of Participation - 1.9%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500,000	532,405
4.00%, 10/1/35	600,000	637,242
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500,000	1,706,805
		2,876,452

Other Revenue - 9.3%
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915,000	2,004,871
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000,000	2,352,080
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170,000	1,221,141
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310,000	1,561,978
Green Bonds, 5.00%, 9/1/36	1,445,000	1,710,432
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000,000	1,051,310
4.45%, 11/1/36	1,000,000	1,076,120
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000,000	1,303,430
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855,000	1,960,141
		14,241,503

Senior Living/Life Care - 1.3%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	1,875,000	2,013,844

Special Tax Revenue - 9.6%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100,000	1,194,864
Green Bonds, 5.00%, 11/1/35	1,000,000	1,156,890
Harris County Flood Control District, TX, Prerefunded to 10/1/20, 5.00%, 10/1/27	3,450,000	3,630,228
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000,000	2,417,900
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000,000	1,185,120

Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275,000	2,719,467
New York State Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000,000	1,076,550
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000,000	1,299,860
		14,680,879

Water and Sewer - 9.6%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000,000	2,402,840
Boston Water and Sewer Commission, MA, Prerefunded to 11/1/19, 5.00%, 11/1/30	1,000,000	1,020,140
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150,000	184,248
5.00%, 1/1/28	770,000	942,172
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/35	1,000,000	1,205,870
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/30	1,000,000	1,194,480
Green Bonds, 5.00%, 10/1/36	1,000,000	1,154,860
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000,000	1,228,940
Green Bonds, 5.00%, 6/1/38	2,000,000	2,386,960
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500,000	1,813,245
Green Bonds, 5.00%, 8/1/40	1,000,000	1,161,710
		14,695,465

Total Municipal Obligations (Cost $145,514,717)		150,169,343

TOTAL INVESTMENTS (Cost $145,514,717) - 98.5%		150,169,343
Other assets and liabilities, net - 1.5%		2,263,903
NET ASSETS - 100.0%		152,433,246

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,117,968, which represents 2.0% of the net assets of the Fund as of March 31, 2019.

Abbreviations:
AGC:	Assured Guaranty Corp.
AGM:	Assured Guaranty Municipal Corp.
AMT:	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
PSF:	Permanent School Fund

At March 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California 20.3%
Others, representing less than 10% individually 78.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 1.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 1.1% of total investments.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 10-Year Treasury Note	(34)	6/19/19	($4,223,438)	($58,855)

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $58,855.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$150,169,343	$—	$150,169,343
Total Investments	$—	$150,169,343	$—	$150,169,343

Liabilities
Futures Contracts(1)	$(58,855)	$—	$—	$(58,855)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.